PROPERTY, FURNITURE AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, FURNITURE AND EQUIPMENT, NET [Abstract]
Property, Furniture and Equipment and Accumulated Depreciation

a)	The composition of property, furniture and equipment and accumulated depreciation, for the years ended December 31, 2024, 2023, and 2022 is as follows:

	Land	Buildings and other constructions	Installations	Furniture and fixtures	Computer hardware	Vehicles and equipment	Work in progress	2024	2023	2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1	327,113	1,140,644	779,481	485,787	614,211	107,795	117,255	3,572,286	3,463,196	3,500,890
Additions	–	58,536	66,580	49,478	62,819	699	72,032	310,144	322,371	192,700
Acquisition of business	–	–	–	–	–	–	–	–	455	419
Transfers	–	–	35,210	1,151	40,987	1,252	(78,600)	–	–	–
Disposals and others	(32,959)	(24,373)	(11,422)	(30,649)	(57,180)	(3,703)	(19,670)	(179,956)	(213,736)	(230,813)
Balance as of December 31	294,154	1,174,807	869,849	505,767	660,837	106,043	91,017	3,702,474	3,572,286	3,463,196

Accumulated depreciation -
Balance as of January 1	–	744,686	571,056	327,846	480,974	90,199	–	2,214,761	2,182,098	2,192,111
Depreciation of the period	–	23,612	38,855	28,924	57,585	4,555	–	153,531	129,108	128,443
Acquisition of business	–	–	–	–	–	–	–	–	–	102
Disposals and others	–	(16,992)	(10,633)	(26,513)	(46,597)	(3,692)	–	(104,427)	(96,445)	(138,558)
Balance as of December 31	–	751,306	599,278	330,257	491,962	91,062	–	2,263,865	2,214,761	2,182,098

Net carrying amount	294,154	423,501	270,571	175,510	168,875	14,981	91,017	1,438,609	1,357,525	1,281,098